UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON D.C. 20549

                                         FORM 13F

                                  FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Stieven Capital Advisors, L.P.
Address:                  12412 Powerscourt Drive, Suite 250
                          St. Louis, MO  63131

13F File Number:          28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Daniel M. Ellefson
Title:                   Officer - Managing Director
Phone:                   314-779-2450

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson                St. Louis, MO		February 14, 2008

Report Type (Check only one):

[x]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  51

Form 13F Information Table Value Total:                  79,679
                                                        (thousands)

List of Other Included Managers:                         NONE

FORM 13F INFORMATION TABLE
AS OF DATE: 12-31-2007
                       TITLE
                        OF                 VALUE    SHRS/    SHR/ PUT/ INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER         CLASS    CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRTN   MGRS     SOLE  SHARED  NONE
---------------------  -----  --------     -------   -------  ---- ---- -------  -----  -------  ------ ----
AMERICAN BANCORP NJ    COM    02407E104      1049    103546   SH        SOLE            103546    0      0
ANNALY CAP MGMT INC    COM    035710409      7237    398100   SH        SOLE            398100    0      0
BANK HAWAII CORP       COM    062540109      3166     61902   SH        SOLE             61902    0      0
BANK OF MARIN BANCP    COM    063425102      1805     61702   SH        SOLE             61702    0      0
CAPSTEAD MTG CORP      COM    14067E506      2849    216000   SH        SOLE            216000    0      0
CAROLINA BK HLDGS      COM    143785103       679     60340   SH        SOLE             60340    0      0
CITY NATL CORP         COM    178566105      1513     25400   SH        SOLE             25400    0      0
COLONIAL BANCGROUP     COM    195493309      1750    129250   SH        SOLE            129250    0      0
COMMERCE GANCSHARES    COM    200525103       798     17778   SH        SOLE             17778    0      0
COMMUNITY WEST BNCSHRS COM    204157101       214     23100   SH        SOLE             23100    0      0
CULLEN FROST BANKERS   COM    229899109      1209     23866   SH        SOLE             23866    0      0
DYNEX CAP INC          PFD D  26817Q605       410     40549   SH        SOLE             40549    0      0
ESSA BANCORP INC       COM    29667D104      2042    181481   SH        SOLE            181481    0      0
FIFTH THIRD BANCORP    COM    316773100       764     30400   SH        SOLE             30400    0      0
FIRST CMNTY BANCORP CA COM    31983B101       813     19722   SH        SOLE             19722    0      0
FIRST KEYSTONE FINL    COM    320655103       460     48673   SH        SOLE             48673    0      0
FIRST MIDWEST BANCORP  COM    320867104      1187     38799   SH        SOLE             38799    0      0
FIRST REGL BANCORP     COM    33615C101      1149     60800   SH        SOLE             60800    0      0
FIRSTFED FINL CORP     COM    337907109      2282     63700   SH        SOLE             63700    0      0
FOX CHASE BANCORP      COM    35137P106      1569    137641   SH        SOLE            137641    0      0
GUARANTY FED BANCSHRS  COM    40108P101       498     17356   SH        SOLE             17356    0      0
HERITAGE FINL CORP WA  COM    42722X106       931     46800   SH        SOLE             46800    0      0
HMN FINL INC           COM    40424G108      2661    108376   SH        SOLE            108376    0      0
HOME FED BANCORP       COM    436926109       465     20276   SH        SOLE             20276    0      0
IBERIABANK CORP        COM    450828108      2682     57367   SH        SOLE             57367    0      0
LINCOLN BANCORP IND    COM    532879103      2927    208655   SH        SOLE            208655    0      0
MB FINANCIAL INC NEW   COM    55264U108      1237     40118   SH        SOLE             40118    0      0
MERCANTILE BANK CORP   COM    587376104      2082    134341   SH        SOLE            134341    0      0
MFA MTG INVTS INC      COM    55272X102      1608    173820   SH        SOLE            173820    0      0
NORTHERN TR CORP       COM    665859104       796     10400   SH        SOLE             10400    0      0
PEOPLES UNITED FINL    COM    712704105       991     55700   SH        SOLE             55700    0      0
PNC FINL SVCS GROUP    COM    693475105      2199     33500   SH        SOLE             33500    0      0
PROSPERITY BANCSHARES  COM    743606105      1455     49501   SH        SOLE             49501    0      0
PROVIDENT BANKSHARES   COM    743859100       837     39108   SH        SOLE             39108    0      0
PULASKI FINL CORP      COM    745548107       255     25490   SH        SOLE             25490    0      0
RENASANT CORP          COM    75970E107      1169     54200   SH        SOLE             54200    0      0
SOUTHERN CMNTY FINL    COM    842632101       246     37650   SH        SOLE             37650    0      0
SOUTHSIDE BANCSHARES   COM    84470P109      1200     58668   SH        SOLE             58668    0      0
SOUTHWEST BANCORP OK   COM    844767103      2286    124737   SH        SOLE            124737    0      0
SVB FINL GROUP         COM    78486Q101       806     16000   SH        SOLE             16000    0      0
SYNOVUS FINL CORP      COM    87161C105      3583    148800   SH        SOLE            148800    0      0
TAYLOR CAP GROUP       COM    876851106       965     47309   SH        SOLE             47309    0      0
TCF FINL CORP          COM    872275102      4094    228333   SH        SOLE            228333    0      0
TFS FINL CORP          COM    87240R107      1631    136600   SH        SOLE            136600    0      0
THORNBURG MTG INC      PFDCVF 885218701      1606     66900   SH        SOLE             66900    0      0
TOWER FINANCIAL CORP   COM    891769101      2557    196727   SH        SOLE            196727    0      0
UNITED CMNTY BANCORP   COM    90984H103      1608    130754   SH        SOLE            130754    0      0
UNITED CMNTY BKS GA    CAPSTK 90984P105       736     46600   SH        SOLE             46600    0      0
WEST COAST BANCP OR    COM    952145100       858     46400   SH        SOLE             46400    0      0
WESTFIELD FINANCL NEW  COM    96008P104       777     80059   SH        SOLE             80059    0      0
WINTRUST FINANCIAL     COM    97650W108       986     29771   SH        SOLE             29771    0      0